Tax-Free Instruments Trust
Investment Shares
Institutional Service Shares

A Portfolio of Money Market Obligations Trust
SUPPLEMENT TO PROSPECTUS(ES) AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 31, 2009.

Effective January 1, 2010, Tax-Free Instruments Trust will change its name to Tax-Free Money Market Fund.  Accordingly, please change any reference to “Tax-Free Instruments Trust” to “Tax-Free Money Market Fund” everywhere such a reference appears in the Prospectus(es) and Statement of Additional Information.

November 23, 2009

Cusip 60934N195
Cusip 60934N187

41460 (11/09)